Commitments and Contingencies (Details) - Schedule of Supplemental Information Related To Leases	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Supplemental Balance Sheet [Abstract]
Weighted-average remaining lease term (in years)	1 year 18 days	1 year 3 months 18 days	2 years 3 months 18 days
Weighted-average discount rate	7.25%	7.25%	7.25%